Other financial statement information - Summary Of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,822	$ 1,204	$ 808
Less: Accumulated depreciation and amortization	(530)	(357)	(62)
Total property and equipment, net	1,292	847	746
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,211	868	533
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	161	109	144
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	109	103	92
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 341	$ 124	$ 39